Note 19 - Related Party Balances and Transactions (Details Textual)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Key management personnel compensation	$ 335,000	$ 360,672	$ 360,023
Number of share options granted in share-based payment arrangement	1,050,000	2,920,000	4,012,000
Proceeds from borrowings	$ 537,972	$ 420,000	$ 1,460,000
Interest income (expense)	(83,750)	(51,898)	(53,709)
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 84,442	165,726	52,001
Amounts payable, related party transactions			150,000
Borrowings, interest rate	12.00%
Proceeds from borrowings	$ 537,972
Interest income (expense)	(8,054)	(42,133)	(4,586)
Weighted average fair value at measurement date, share options granted		25,988
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 53,000	$ 17,065	$ 3,121
Number of share options granted in share-based payment arrangement			508,000